Results for the year - Income taxes and deferred income taxes - Specification of Tax Loss Carry-Forwards (Details) - DKK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax loss carry-forwards	kr 2,893	kr 1,941
Unrecognised tax loss carry-forwards	90	93
Recognised deferred tax on tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized deferred tax loss carry-forwards	20	24
Unrecognised tax base of tax loss carry-forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	347	364
Expiry within one year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	0	0
Expiry within two to five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	58	16
Expiry after more than five years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised tax loss carry-forwards	kr 289	kr 348